Acquisitions (Details) - Schedule of subsequent reporting period until settlement - Preliminary Fair Value [Member] $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Viridian Sciences [Member]
Acquisitions (Details) - Schedule of subsequent reporting period until settlement [Line Items]
Shares issued	$ 6,186
Contingent consideration	2
Total preliminary fair value of consideration transferred	6,188
365 Cannabis [Member]
Acquisitions (Details) - Schedule of subsequent reporting period until settlement [Line Items]
Shares issued	12,000
Cash	5,542
Contingent consideration	6,300
Total preliminary fair value of consideration transferred	23,842
Trellis Solutions, Inc [Member]
Acquisitions (Details) - Schedule of subsequent reporting period until settlement [Line Items]
Contingent consideration	998
Common shares issued	2,531
Total estimated fair value of consideration	3,529
solo sciences, inc. [Member]
Acquisitions (Details) - Schedule of subsequent reporting period until settlement [Line Items]
Contingent consideration	389
Common shares issued	17,550
Total estimated fair value of consideration	17,939
Ample Organics [Member]
Acquisitions (Details) - Schedule of subsequent reporting period until settlement [Line Items]
Cash	5,724
Contingent consideration	604
Exchangeable shares issued	25,203
Total estimated fair value of consideration transferred	$ 31,531